FINANCIAL INSTRUMENTS (Details 3) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financials Instruments [Line items]
Derivative financial assets		$ 1,679	$ 3,166
Hedging instrument, assets		55,771	8,658
Hedging instrument, liabilities		(5,256)	(87,027)
Derivative financial liabilities		(137)	(336)
Cross currency swap liability [Member]
Disclosure Of Financials Instruments [Line items]
Hedging instrument, liabilities		(5,248)	(86,895)
Cross currency swap [Member]
Disclosure Of Financials Instruments [Line items]
Hedging instrument, assets		52,734	6,629
Uruguay [Member] | Derivative contracts [Member]
Disclosure Of Financials Instruments [Line items]
Hedging instrument, liabilities	[1]	(8)	(132)
Derivative financial liabilities	[1]	0	(69)
Uruguay [Member] | Derivatives [member]
Disclosure Of Financials Instruments [Line items]
Derivative financial assets	[1]	1,672	3,159
Hedging instrument, assets	[1]	3,037	2,029
Colombia [Member] | Forward Contract liability [Member]
Disclosure Of Financials Instruments [Line items]
Derivative financial liabilities		(137)	(267)
Colombia [Member] | Forward contract [member]
Disclosure Of Financials Instruments [Line items]
Derivative financial assets		$ 7	$ 7

[1]	Includes Swap and Forward from Uruguay tables.